Redeemable Noncontrolling Interest and Shareholders’ Equity (Deficit) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 08, 2024	Apr. 05, 2024	May 24, 2024	Jun. 30, 2024	Mar. 31, 2024	Jul. 10, 2024	Nov. 06, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000			5,000,000
Preferred stock, par or stated value per share				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, Par or stated value per share					$ 0			$ 0
Common stock, Shares issued					10,000			0
Common stock, Shares outstanding					10,000			0
Number of shares of common stock outstanding after stock split				10,000	10,000
Preferred stock, shares issued				0	0			0
Preferred stock, shares outstanding				0	0			0
AARK [Member]
Class of Stock [Line Items]
Ownership percentage				3.09%			38.24%
ATGBA [Member]
Class of Stock [Line Items]
Ownership percentage				14.69%	14.69%
Subscription Agreement [Member]
Class of Stock [Line Items]
Ordinary shares	2,261,778
Customary representations, warranties and covenants of the parties	The Subscription Agreement contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions. The Company intends to use the net proceeds of approximately $4.68 million from the Private Placement, following a deduction of a 6.5% commission paid to a placement agent, for general corporate and working capital purposes.
Subscription Agreement [Member] | AARK [Member]
Class of Stock [Line Items]
Exchange agreement description		the prior investor of AARK has exchanged 9,500 ordinary shares of AARK for 21,337,000 Class A ordinary shares of the Company (i.e. 2,246 Class A ordinary shares of the Company for 1 ordinary share of AARK).
Subscription Agreement [Member] | Vendors [Member]
Class of Stock [Line Items]
Number of shares issued			54,074
Subscription Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Gross proceeds	$ 5,000,000
Purchase price	$ 2.21
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				500,000,000	500,000,000
Common stock, Par or stated value per share				$ 0.0001	$ 0.0001
Common stock, Shares issued				44,102,041	15,619,004
Common stock, Shares outstanding				44,102,041	15,619,004
Temporary equity, Shares outstanding				4,000,000	4,000,000
Common Class V [Member]
Class of Stock [Line Items]
Common stock, shares authorized				1	1			1
Common stock, Par or stated value per share				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, Shares issued				1	1			1
Common stock, Shares outstanding				1	1			1
Class A Ordinary Shares [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Common stock, Shares issued						270,820
Purchase price	$ 2.21
Number of shares issued	2,211,778
Stock reserved	320,820
Class A Ordinary Shares [Member] | Subscription Agreement [Member] | AARK [Member]
Class of Stock [Line Items]
Share exchanged	2,246
Class A Ordinary Shares [Member] | Subscription Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued	1,940,958